Basis of Presentation and Significant Accounting Policies (Narrative) (Details) (USD $)	12 Months Ended			6 Months Ended					12 Months Ended						12 Months Ended
	Dec. 31, 2013 item state	Dec. 31, 2012 item	Dec. 31, 2011	Jun. 30, 2014 Subsequent Event [Member] agreement	Dec. 31, 2013 Medicare [Member]	Dec. 31, 2012 Medicare [Member]	Dec. 31, 2013 Electronic Health Records Incentive Reimbursements [Member]	Dec. 31, 2012 Electronic Health Records Incentive Reimbursements [Member]	Dec. 31, 2013 Capitalized Internal Use Software, Significant System Conversions [Member] Minimum [Member]	Dec. 31, 2013 Capitalized Internal Use Software, Significant System Conversions [Member] Maximum [Member]	Dec. 31, 2013 Capitalized Internal Use Software, Except Significant System Conversions [Member]	Dec. 31, 2013 Finite-Lived Intangible Assets, Except Capitalized Internal-Use Software [Member]	Dec. 31, 2013 Physician recruitment contracts [Member]	Dec. 31, 2012 Physician recruitment contracts [Member]	Dec. 31, 2013 Land Improvements [Member] Minimum [Member]	Dec. 31, 2013 Land Improvements [Member] Maximum [Member]	Dec. 31, 2013 Land Improvements [Member] Weighted Average [Member]	Dec. 31, 2013 Building and Building Improvements [Member] Minimum [Member]	Dec. 31, 2013 Building and Building Improvements [Member] Maximum [Member]	Dec. 31, 2013 Building and Building Improvements [Member] Weighted Average [Member]	Dec. 31, 2013 Furniture and Fixtures [Member] Minimum [Member]	Dec. 31, 2013 Furniture and Fixtures [Member] Maximum [Member]	Dec. 31, 2013 Furniture and Fixtures [Member] Weighted Average [Member]	Dec. 31, 2013 Geographic Concentration Risk [Member] Texas [Member]	Dec. 31, 2012 Geographic Concentration Risk [Member] Texas [Member]	Dec. 31, 2011 Geographic Concentration Risk [Member] Texas [Member]	Dec. 31, 2013 Geographic Concentration Risk [Member] Pennsylvania [Member]	Dec. 31, 2012 Geographic Concentration Risk [Member] Pennsylvania [Member]	Dec. 31, 2011 Geographic Concentration Risk [Member] Pennsylvania [Member]	Dec. 31, 2013 Geographic Concentration Risk [Member] Indiana [Member]	Dec. 31, 2012 Geographic Concentration Risk [Member] Indiana [Member]	Dec. 31, 2011 Geographic Concentration Risk [Member] Indiana [Member]
Business Description [Abstract]
Number of hospitals owned and leased by the Company	129
Number of stand alone rehabilitation or psychiatric hospitals	4
Number of licensed beds	19,632
Number of states in which we operate	28
Operating revenues, net of contractual allowances and discounts (but before the provision for bad debts) as a percentage of consolidated operating revenues																								15.00%	14.70%	13.30%	13.10%	12.70%	11.60%	10.60%	10.70%	10.50%
Cost of Revenue, Policy [Abstract]
Corporate Office Costs	$ 180,800,000	$ 214,800,000	$ 183,400,000
Stock-based compensation expense	38,403,000	40,896,000	42,542,000
Marketable Securities, Policy [Abstract]
Other Comprehensive Income (Loss), Available-for-sale Securities Adjustment, Net of Tax	2,181,000	3,012,000	(960,000)
Property and Equipment, Policy [Abstract]
Property, Plant and Equipment, Useful Life															2 years	15 years	14 years	5 years	50 years	24 years	4 years	18 years	8 years
Construction in Progress, Gross	231,800,000	173,400,000
Interest Costs Capitalized	10,500,000	23,900,000	21,400,000
Purchases of property and equipment accrued in accounts payable	141,600,000	50,200,000
Other Assets, Policy [Abstract]
Finite-Lived Intangible Assets, Weighted-Average Useful Life									8 years	10 years	3 years	8 years	3 years
Third-Party Reimbursement [Abstract]
Percentage of net operating revenues related to services rendered to patients covered by the Medicare and Medicaid programs	34.50%	36.00%	36.30%
Percentage of revenues from Medicare outlier payments included in amounts received from Medicare	0.46%	0.47%	0.44%
Reimbursement Settlement and Payment Included in Net Operating Revenues		105,300,000
Proceeds From Reimbursement Settlement Net of Related Legal Fees Paid		104,000,000
Unfavorable Adjustment Related To the Revised Supplemental Security Income Ratios Utilized for Calculating Medicare Disproportionate Share Hospital Reimbursements		21,000,000
Amounts due to third party payors	60,500,000	80,500,000
Amounts due from third party payors	118,000,000	119,200,000
Net Operating Revenues, Policy [Abstract]
Provision for contractual allowance included in net operating revenues	52,600,000,000	48,500,000,000	41,600,000,000
Value of administrative and other discounts provided to self-pay patients included in contractual allowances	1,300,000,000	1,100,000,000	839,500,000
Value of charity care services at the Company's standard charges included in contractual allowances	681,200,000	668,500,000	622,900,000
Estimated cost incurred by Company to provide charity care services	116,300,000	120,400,000	120,500,000
Allowance for Doubtful Accounts, Policy [Abstract]
Percentage reserved for all non-self-pay payors accounts aging over 365 days from the date of discharge	100.00%
Number of days from the date of discharge over which all accounts are reserved 100%	365 days
Electronic Health Records Reimbursement, Policy [Abstract]
Electronic health records incentive reimbursement under HITECH	162,042,000	122,696,000	62,881,000
Electronic Health Records Incentive Reimbursement, Cash Received	203,100,000	141,000,000	37,400,000
Deferred Revenue							90,200,000	33,300,000
Physician Income Guarantees, Policy [Abstract]
Physicians recruitment agreement period													1 year
Term of Physician Recruitment Contract													3 years
Finite-Lived Intangible Assets, Net	20,500,000	26,300,000											33,000,000	30,100,000
Concentration of Credit Risk, Policy [Abstract]
Accounts receivable, net of contractual allowances	2,322,555,000	2,034,085,000			359,600,000	315,500,000
Accounts receivable, net of contractual allowances, from Medicare as a percentage of consolidated net accounts receivable, before allowance for doubtful accounts					7.50%	7.40%
Accounting for the Impairment or Disposal of Long-Lived Assets
Impairment of long-lived assets	$ 12,100,000	$ 10,000,000
Number of hospitals impaired	4	3
Segment Reporting, Policy [Abstract]
Number of Operating Segments	2	3
Reclassifications, Policy [Abstract]
Number of hospitals with a definitive purchase agreement				1